Document and Entity Information	Jan. 22, 2020
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Jan. 22, 2020
Entity File Number	001-14585
Entity Registrant Name	FIRST HAWAIIAN, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	99-0156159
Entity Address, Address Line One	999 Bishop St.
Entity Address, Adress Line Two	29th Floor
Entity Address, State or Province	HI
Entity Address, City or Town	Honolulu
Entity Address, Postal Zip Code	96813
City Area Code	808
Local Phone Number	525-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FHB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000036377
Amendment Flag	true
Amendment Description	On January 28, 2020, First Hawaiian, Inc. (the “Company”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Form 8-K”) to, among other things, report that the Company issued a press release (the “Original Press Release”) reporting its earnings for the quarter ended December 31, 2019. The Company furnished as Exhibit 99.1 of the Form 8-K a copy of the Original Press Release. The sole purpose of this Amendment No. 1 to the Form 8-K is to furnish as Exhibit 99.1 hereto a copy of the correcting and replacing press release of the Company, dated January 29, 2020, which notes the correct record date for the Company’s next quarterly dividend of February 24, 2020, rather than February 28, 2020, as had been previously stated in the Original Press Release.